Note 11 - Deposits - Deposits and Weighted Average Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Noninterest checking, weighted average rate	0.00%	0.00%
Noninterest checking, amount	$ 163,500	$ 172,007
Noninterest checking, percent of total	26.20%	27.10%
NOW accounts, weighted average rate	0.10%	0.05%
NOW accounts, amount	$ 88,715	$ 90,599
NOW accounts, percent of total	14.30%	14.30%
Savings accounts, weighted average rate	0.08%	0.08%
Savings accounts, amount	$ 76,839	$ 75,255
Savings accounts, percent of total	12.30%	11.80%
Money market accounts, weighted average rate	0.56%	0.40%
Money market accounts, amount	$ 181,374	$ 186,937
Money market accounts	29.10%	29.40%
Amount	$ 510,428	$ 524,798
Percent of total	81.90%	82.60%
Certificates, amount	$ 112,924	$ 110,803
Certificates, percent of total	18.10%	17.40%
Total certificates, weighted average rate	1.32%	0.94%
Total deposits, weighted average rate	0.43%	0.30%
Total deposits	$ 623,352	$ 635,601
Total deposits, percent of total	100.00%	100.00%
Range 1 [Member]
Certificates, amount	$ 32,904	$ 58,444
Certificates, percent of total	5.30%	9.20%
Range 1 [Member] | Minimum [Member]
Certificate interest rate	0.00%
Range 1 [Member] | Maximum [Member]
Certificate interest rate	0.99%
Range 2 [Member]
Certificates, amount	$ 47,627	$ 43,691
Certificates, percent of total	7.60%	6.90%
Range 2 [Member] | Minimum [Member]
Certificate interest rate	1.00%
Range 2 [Member] | Maximum [Member]
Certificate interest rate	1.99%
Range 3 [Member]
Certificates, amount	$ 31,680	$ 8,550
Certificates, percent of total	5.10%	1.30%
Range 3 [Member] | Minimum [Member]
Certificate interest rate	2.00%
Range 3 [Member] | Maximum [Member]
Certificate interest rate	2.99%
Range 4 [Member]
Certificates, amount	$ 713	$ 118
Certificates, percent of total	0.10%	0.00%
Range 4 [Member] | Minimum [Member]
Certificate interest rate	3.00%
Range 4 [Member] | Maximum [Member]
Certificate interest rate	3.99%